Dividends	12 Months Ended
Dec. 31, 2017
Dividends
Dividends

25. Dividends

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Cash dividends on ordinary shares declared and paid:
Interim dividend for 2017: $0.33 per share (2016: $nil per share)	(67)	—	—
Interim dividend for 2017: $0.14 per share (2016: $nil per share)	(33)	—	—
Interim dividend for 2017: $0.14 per share (2016: $1.50 per share)	(32)	(304)	—
Interim dividend for 2017: $0.14 per share (2016: $nil per share)	(33)	—	—
	(165)	(304)	—

•	On March 1, 2017 the Board declared and paid a dividend of $67 million to its parent company.
•	On April 27, 2017 the Board declared a cash dividend of $0.14 per common share. The dividend of $33 million was paid on May 31, 2017 to shareholders of record on May 17, 2017.
•	On July 26, 2017 the Board declared a cash dividend of $0.14 per common share. The dividend of $32 million was paid on August 31, 2017 to the shareholders of record on August 17, 2017.
•	On October 25, 2017 the Board declared a cash dividend of $0.14 per common share. The dividend of $33 million was paid on November 30, 2017 to the shareholders of record on November 16, 2017.